Significant Restructuring and Impairment Costs Changes in Restructuring Reserve - 2015 Restructuring Plan (Tables)	12 Months Ended
Sep. 30, 2015
2015 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the changes in the Company’s 2015 Plan reserve, included within other current liabilities in the consolidated statements of financial position (in millions):

	Employee Severance and Termination Benefits	Long-Lived Asset Impairments	Other	Total

Original Reserve	$191	$183	$23	$397
Utilized—cash	—	—	—	—
Utilized—noncash	—	(183)	—	(183)
Balance at September 30, 2015	$191	$—	$23	$214